UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  03-31-2004


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 115385000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      254     6340 SH       Sole                     5290              1050
Affiliated Computer Systems    COM              008190100     2524    48625 SH       Sole                    42365              6260
Alcoa Aluminum                 COM              138171012     2040    58795 SH       Sole                    50640              8155
American International Group I COM              026874107     4266    59794 SH       Sole                    52881              6913
Amgen                          COM              031162100     1160    19956 SH       Sole                    16626              3330
BEA Systems                    COM              733251029      517    40625 SH       Sole                    33850              6775
BP Amoco PLC ADR               COM              055622104     3460    67577 SH       Sole                    58002              9575
Bank of New York Co. Inc       COM              640571022     2033    64530 SH       Sole                    55405              9125
Bemis                          COM              081437105     2460    94620 SH       Sole                    81150             13470
Cardinal Health                COM              14149Y108     3824    55499 SH       Sole                    47464              8035
Cardiodynamics Intl CP         COM              141597104       69    10900 SH       Sole                    10900
Chevron Texaco Corp.           COM              166764100     1947    22183 SH       Sole                    19033              3150
Cinergy Corp.                  COM              172474108      880    21515 SH       Sole                    19745              1770
Cisco Systems Inc.             COM              17275R102     1778    75432 SH       Sole                    63039             12393
Coca Cola                      COM              191216100      312     6200 SH       Sole                     6200
Colgate-Palmolive Co.          COM              194162103     1380    25050 SH       Sole                    21720              3330
Computer Sciences Corp.        COM              205363104      695    17235 SH       Sole                    14040              3195
ConocoPhillips                 COM              20825C104     1076    15415 SH       Sole                    12745              2670
Constellation Brands Inc.      COM              21036p108      305     9500 SH       Sole                     9500
Costco Whsl Group              COM              22160K105     1267    33680 SH       Sole                    29925              3755
Cox Communications Inc.        COM              224044107     2060    65175 SH       Sole                    55745              9430
DeVry, Inc.                    COM              251893103      551    18280 SH       Sole                    15200              3080
Electronic Arts, Inc.          COM              285512109      939    17465 SH       Sole                    14400              3065
Exelon  Corporation            COM              30161n101     1575    22865 SH       Sole                    20685              2180
Exxon Mobil                    COM              30231G102      843    20261 SH       Sole                    20261
Federal Agricultural Mortgage  COM              313148306      301    11500 SH       Sole                     8050              3450
Fifth Third Bancorp            COM              316773100     1071    19345 SH       Sole                    14965              4380
Fomento Economico Mexicano     COM              344419106     1043    21170 SH       Sole                    18285              2885
General Electric               COM              369604103     2702    88534 SH       Sole                    78484             10050
GlaxoSmithKline plc            COM              37733W105      206     5150 SH       Sole                     5150
Goldman Sachs Group            COM              38141G104     1144    10960 SH       Sole                     9030              1930
Great Plains Energy            COM              391164100      762    22540 SH       Sole                    16900              5640
HomeDepot                      COM              437076102     1400    37462 SH       Sole                    34577              2885
Honda Motor Corp.              COM              438128308      893    38600 SH       Sole                    32785              5815
IBM                            COM              459200101     1255    13665 SH       Sole                    12275              1390
Invitrogen Corporation         COM              46185R100      287     4005 SH       Sole                     4005
Johnson & Johnson              COM              478160104     3546    69923 SH       Sole                    61378              8545
Kinder Morgan Management LLC   COM              49455u100      910    21501 SH       Sole                    18667              2834
Korea Electric Power           COM              500631106      881    85320 SH       Sole                    64750             20570
L-3 Communications             COM              502424104     2096    35240 SH       Sole                    31300              3940
Lowe's Companies Inc.          COM              548661107     2482    44225 SH       Sole                    37855              6370
MBNA Corp.                     COM              55262L100     3652   132175 SH       Sole                   116435             15740
Medtronic, Inc.                COM              585055106     3498    73252 SH       Sole                    63142             10110
Merck                          COM              589331107      700    15840 SH       Sole                    13400              2440
Merrill Lynch                  COM              590188108     4689    78720 SH       Sole                    68720             10000
Microsoft Corp.                COM              594918104     2666   106956 SH       Sole                    93826             13130
Nasdaq Biotech Index - iShares COM              464287556     1519    19650 SH       Sole                    16760              2890
Nucor Corporation              COM              670346105     1746    28400 SH       Sole                    25260              3140
Paychex                        COM              704326107      215     6043 SH       Sole                     6043
Pepsico Inc.                   COM              713448108     3576    66410 SH       Sole                    57480              8930
Performance Food Group, Inc.   COM              713755106     1133    32990 SH       Sole                    27240              5750
Pfizer                         COM              717081103     4497   128308 SH       Sole                   111658             16650
Procter & Gamble               COM              742718109     1965    18732 SH       Sole                    15902              2830
Qualcomm                       COM              747525103     3631    54776 SH       Sole                    47271              7505
Rent-A-Center                  COM              76009N100     1044    31665 SH       Sole                    25805              5860
S&P Mid-Cap Barra Value - iSha COM              464287705      257     2220 SH       Sole                     2220
SEI Investments                COM              784117103      615    18635 SH       Sole                    15960              2675
Smithfield Foods               COM              832248108     1271    46875 SH       Sole                    38975              7900
Sony Corp. ADR New             COM              835699307      829    19835 SH       Sole                    18535              1300
Starbucks Inc.                 COM              855244109      512    13525 SH       Sole                    11790              1735
State Street Corp.             COM              857477103     2814    53990 SH       Sole                    46390              7600
SunGard Data Systems Inc       COM              867363103     1758    64170 SH       Sole                    54250              9920
Sunrise Assisted Living        COM              86768K106     1955    54545 SH       Sole                    46605              7940
Suntrust Banks Inc.            COM              867914103      502     7200 SH       Sole                     7200
Sysco Corporation              COM              871829107     1545    39560 SH       Sole                    32660              6900
TJX Co Inc.                    COM              872540109     1090    44365 SH       Sole                    37000              7365
Texas Instruments              COM              882508104     2219    75937 SH       Sole                    64037             11900
VCA Antech                     COM              918194101     1214    34060 SH       Sole                    27610              6450
Verizon Communications         COM              92343V104      370    10118 SH       Sole                     9208               910
WPP Group                      COM              929309300     1762    34615 SH       Sole                    29440              5175
Wyeth                          COM              983024100      255     6800 SH       Sole                     6800
Xilinx                         COM              983919101      825    21850 SH       Sole                    17990              3860
Zions Bancorporation           COM              989701107      444     7770 SH       Sole                     6580              1190
Equity Residential Properties  REL              29476l107     1046 35035.0000 SH     Sole               28345.0000         6690.0000
Public Storage                 REL              74460d109      379 7790.0000 SH      Sole                5490.0000         2300.0000